Leases (Details) - Schedule of Information on Leases - Leases [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of Information on Leases [Line Items]
Interest expense on lease liabilities	$ 4,822	$ 5,377
Total cash outflow for leases	$ 49,702	$ 44,086